Financial Instruments / Risk Management - Schedule of Carrying Amounts of Financial Assets and Liabilities (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial assets - non-current	SFr 45	SFr 50
Other current assets, excluding prepaids	328	166
Accrued income	876	912	SFr 760
Short-term financial assets	53,324
Cash and cash equivalents	38,327	19,786	46,277	SFr 4,952
Financial assets	92,900	20,914
Trade payables	7,596	3,867
Accrued expenses and other payables	5,948	8,011
Lease liabilities	605	633	770
Warrant liabilities	5,370
Long-term financial debt related to preferred shares/accrued dividend		122,449	SFr 113,502
Financial liabilities	SFr 19,519	SFr 134,960